                         SUPPLEMENT DATED MARCH 9, 1999

                     TO PROSPECTUS DATED DECEMBER 23, 1998
                                      FOR

                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                   ISSUED BY

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                      AND

                       WRL SERIES LIFE CORPORATE ACCOUNT

Please keep this supplement with your prospectus dated December 23, 1999.

On the cover page, the following sentence is added at the end of the first paragraph:

Certain policy provisions may vary based on the state where Western Reserve Life issues the Policy.

At page 8 under point 9 "May the Policy be Surrendered?," the following sentence is added after the first sentence:

If the Owner surrenders the Policy during the first three Policy Years, Western Reserve will refund a portion of the Percent of Premium Load charged in that Policy Year (see Charges and Deductions -- Percent of Premium Load, page 27).

At page 8 under point 11 "What Charges and Deductions are Assessed Under the Policy?," the first sentence of the second paragraph is replaced as follows:

During the first Policy Year, Western Reserve deducts 11.5% of each premium received up to the Target Premium and 3.0% of each premium received in excess of the Target Premium.

At page 8 under point 11 "What Charges and Deductions are Assessed Under the Policy?," the following sentence is added to the end of the second paragraph:

If the Owner surrenders the Policy during the first three Policy Years, Western Reserve will refund a portion of the Percent of Premium Load charged in that Policy Year (see Charges and Deductions -- Percent of Premium Load, page 27).

At page 9 under "Mortality and Expense Risk Charge," the paragraph is replaced as follows:

On each Monthly Deduction Day, Western Reserve currently deducts a mortality and expense risk charge equal to an annual rate of 0.75% in the first Policy Year and 0.25% in subsequent Policy Years of the Cash Value in the Subaccounts. The maximum annual rate of this charge in any Policy year is 0.90% of the Cash Value in the Subaccounts.

At page 21 under "Surrenders and Partial Withdrawals", the following sentence is added after the third sentence:

If the Owner surrenders the Policy during the first three Policy Years, Western Reserve will refund a portion of the Percent of Premium Load charged against the premium payments made in the Policy Year of the surrender. Western Reserve will refund 6.0% of the premium paid up to Target Premium and 3.0% of the premium paid in excess of Target Premium (See Charges and Deductions -- Percent of Premium Load, page 27).

At page 22 under "Interest Rate Charged", the first sentence is changed and the sentence following the first sentence is added as follows:

The guaranteed annual interest rate on a Policy loan is 6.0% and is due on each Policy Anniversary for the prior Policy Year and on the day the loan is repaid. The current annual interest rate on a Policy loan is 4.75% the first Policy Year and 4.25% in subsequent Policy Years.

At page 27 under "Percent of Premium Load," the first sentence in the second paragraph is replaced as follows:

During the first Policy Year, Western Reserve deducts 11.5% of each premium received up to the Target Premium and 3.0% of each premium received in excess of the Target Premium.

At page 27 under "Percent of Premium Load," the first sentence in the third paragraph is replaced as follows:

Since 3.0% is deducted from each premium in excess of the Target Premium received by Western Reserve during the first Policy Year, it may be advantageous to pay such premiums during the first Policy Year rather than after the first Policy Year.

At page 27 under "Percent of Premium Load," the following paragraph is added following the third paragraph:

PREMIUM LOAD REFUND AT SURRENDER

If the Owner surrenders the Policy during the first three Policy Years, Western Reserve will refund a portion of the Percent of Premium Load charged against the premium payments made in the Policy Year of the surrender. Western Reserve will refund 6.0% of the premiums paid up to Target Premium and 3.0% of the premiums paid in excess of Target Premium. The refund only applies to premiums paid in the Policy Year of the surrender, not to all premiums paid since issue. This refund is available only for surrenders occurring in the first three Policy Years and is not available for partial withdrawals or policy loans.

At page 29 under "Mortality and Expense Risk Charge," the second sentence in the first paragraph is replaced as follows:

In the first Policy Year, the monthly charge is equivalent to an effective annual rate of 0.75%. In subsequent Policy Years, the monthly charge is equivalent to an effective annual rate of 0.25%.

At pages 12 and 13 the hypothetical illustrations are replaced with the following illustrations:

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

         Specified Amount:           $250,000                               Guaranteed Issue Class
         Annual Premium:             $10,320                                Death Benefit Option III

                     USING CURRENT COST OF INSURANCE RATES
--------------------------------------------------------------------------------

                                                      DEATH BENEFIT
                                      ---------------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS AND NET
                                               ANNUAL INVESTMENT RETURN OF
       END OF           PREMIUMS      ---------------------------------------------
       POLICY          ACCUMULATED     0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR              AT 5%       -.862% (NET)    5.138% (NET)    11.138% (NET)
       ------          -----------    ------------    ------------    -------------
1....................  $   10,836       $260,320       $  260,320      $   260,320
2....................      22,214        270,640          270,640          270,640
3....................      34,160        280,960          280,960          280,960
4....................      46,705        291,280          291,280          291,280
5....................      59,876        301,600          301,600          301,600
6....................      73,706        311,920          311,920          311,920
7....................      88,227        322,240          322,240          322,240
8....................     103,474        332,560          332,560          362,053
9....................     119,484        342,880          342,880          420,093
10...................     136,294        353,200          353,200          482,170
15...................     233,825        404,800          508,300          846,544
20...................     358,303        456,400          668,796        1,347,396
30...................     719,931        559,600          988,519        3,030,091
40...................   1,308,986        662,800        1,369,274        6,649,090
50...................   2,268,495        766,000        1,867,725       14,783,801
60...................   3,831,433          lapse        2,570,222       33,819,089

                                        CASH VALUE                                     NET CASH VALUE
                       ---------------------------------------------    ---------------------------------------------
                            ASSUMING HYPOTHETICAL GROSS AND NET              ASSUMING HYPOTHETICAL GROSS AND NET
                                ANNUAL INVESTMENT RETURN OF                      ANNUAL INVESTMENT RETURN OF
       END OF          ---------------------------------------------    ---------------------------------------------
       POLICY           0% (GROSS)      6% (GROSS)      12% (GROSS)      0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR           -.862% (NET)    5.138% (NET)    11.138% (NET)    -.862% (NET)    5.138% (NET)    11.138% (NET)
       ------          ------------    ------------    -------------    ------------    ------------    -------------
1....................    $  8,706       $    9,162      $     9,695       $  9,325       $    9,782      $    10,314
2....................      17,413           18,794           20,464         18,032           19,413           21,083
3....................      26,203           29,008           32,524         26,822           29,627           33,144
4....................      34,942           39,693           45,869         34,942           39,693           45,869
5....................      43,636           50,879           60,647         43,636           50,879           60,647
6....................      52,290           62,596           77,020         52,290           62,596           77,020
7....................      60,897           74,864           95,158         60,897           74,864           95,158
8....................      70,177           88,468          116,043         70,177           88,468          116,043
9....................      79,389          102,699          139,104         79,389          102,699          139,104
10...................      88,532          117,591          164,563         88,532          117,591          164,563
15...................     133,087          202,510          337,268        133,087          202,510          337,268
20...................     175,008          306,787          618,071        175,008          306,787          618,071
30...................     246,062          588,404        1,803,626        246,062          588,404        1,803,626
40...................     275,527          999,470        4,853,351        275,527          999,470        4,853,351
50...................     142,403        1,569,517       12,423,363        142,403        1,569,517       12,423,363
60...................       lapse        2,358,001       31,026,687          lapse        2,358,001       31,026,687

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

         Specified Amount:           $250,000                               Guaranteed Issue Class
         Annual Premium:             $10,320                                Death Benefit Option III

                    USING GUARANTEED COST OF INSURANCE RATES
--------------------------------------------------------------------------------

                                                      DEATH BENEFIT
                                      ---------------------------------------------
                                           ASSUMING HYPOTHETICAL GROSS AND NET
                                               ANNUAL INVESTMENT RETURN OF
       END OF           PREMIUMS      ---------------------------------------------
       POLICY          ACCUMULATED     0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR              AT 5%       -.862% (NET)    5.138% (NET)    11.138% (NET)
       ------          -----------    ------------    ------------    -------------
1....................  $   10,836       $260,320       $  260,320      $   260,320
2....................      22,214        270,640          270,640          270,640
3....................      34,160        280,960          280,960          280,960
4....................      46,705        291,280          291,280          291,280
5....................      59,876        301,600          301,600          301,600
6....................      73,706        311,920          311,920          311,920
7....................      88,227        322,240          322,240          322,240
8....................     103,474        332,560          332,560          344,965
9....................     119,484        342,880          342,880          399,762
10...................     136,294        353,200          353,200          457,973
15...................     233,825        404,800          476,505          791,998
20...................     358,303        456,400          616,807        1,233,170
30...................     719,931        559,600          862,210        2,589,056
40...................   1,308,986        662,800        1,097,944        5,138,643
50...................   2,268,495          lapse        1,333,615        9,977,508
60...................   3,831,433          lapse        1,615,924       19,662,995

                                        CASH VALUE                                     NET CASH VALUE
                       ---------------------------------------------    ---------------------------------------------
                            ASSUMING HYPOTHETICAL GROSS AND NET              ASSUMING HYPOTHETICAL GROSS AND NET
                                ANNUAL INVESTMENT RETURN OF                      ANNUAL INVESTMENT RETURN OF
       END OF          ---------------------------------------------    ---------------------------------------------
       POLICY           0% (GROSS)      6% (GROSS)      12% (GROSS)      0% (GROSS)      6% (GROSS)      12% (GROSS)
        YEAR           -.862% (NET)    5.138% (NET)    11.138% (NET)    -.862% (NET)    5.138% (NET)    11.138% (NET)
       ------          ------------    ------------    -------------    ------------    ------------    -------------
1....................    $  8,325       $    8,771      $     9,292       $  8,944       $    9,391      $     9,911
2....................      16,625           17,966           19,588         17,244           18,585           20,207
3....................      25,009           27,724           31,129         25,628           28,343           31,748
4....................      33,318           37,907           43,877         33,318           37,907           43,877
5....................      41,543           48,530           57,962         41,543           48,530           57,962
6....................      49,675           59,607           73,526         49,675           59,607           73,526
7....................      57,709           71,158           90,733         57,709           71,158           90,733
8....................      66,362           83,965          110,566         66,362           83,965          110,566
9....................      74,902           97,327          132,372         74,902           97,327          132,372
10...................      83,321          111,268          156,305         83,321          111,268          156,305
15...................     123,316          189,843          315,537        123,316          189,843          315,537
20...................     158,312          282,939          565,674        158,312          282,939          565,674
30...................     196,594          513,221        1,541,104        196,594          513,221        1,541,104
40...................     105,144          801,419        3,750,835        105,144          801,419        3,750,835
50...................       lapse        1,120,685        8,384,460          lapse        1,120,685        8,384,460
60...................       lapse        1,482,499       18,039,445          lapse        1,482,499       18,039,445